Document and Entity Information	May 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2021
Entity Registrant Name	Robert Half International Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	01-10427
Entity Tax Identification Number	94-1648752
Entity Address, Address Line One	2884 Sand Hill Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	234-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000315213
Title of 12(b) Security	Common Stock, Par Value $.001 per Share
Trading Symbol	RHI
Security Exchange Name	NYSE